Fees Summary	Dec. 27, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 405,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	62,005.50
Total Offset Amount	0.00
Net Fee	$ 62,005.50